UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2021

Item 1.

Reports to Stockholders

Fidelity® Strategic Dividend & Income® Fund

Annual Report

November 30, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended November 30, 2021	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	10.26%	9.37%	10.21%
Class M (incl. 3.50% sales charge)	12.56%	9.61%	10.19%
Class C (incl. contingent deferred sales charge)	15.12%	9.84%	10.19%
Fidelity® Strategic Dividend & Income® Fund	17.30%	10.98%	11.17%
Class I	17.25%	10.95%	11.16%
Class Z	17.40%	11.03%	11.20%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Strategic Dividend & Income® Fund, a class of the fund, on November 30, 2011.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$28,837	Fidelity® Strategic Dividend & Income® Fund
$44,726	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  For the year ending November 30, 2021, U.S. equities rose on the prospect of a surge in economic growth amid strong corporate earnings, widespread COVID-19 vaccination, fiscal stimulus and fresh spending programs. Against this backdrop, the Fidelity Strategic Dividend & Income Composite Index gained 15.66%. The strongest-performing category in the index was real estate investment trusts (REITs), where all sectors gained solid ground. This was especially true among retail and other segments that had struggled disproportionately earlier in the pandemic but that bounced back along with investors’ optimism about a gradual return to post-pandemic normal life. For the full period, REITs, as measured by the FTSE NAREIT Equity REITs Index, gained 35.94%. U.S. dividend-paying large-cap value stocks also had a strong period, with the MSCI USA High Dividend Yield Index advancing 15.94%. By sector, consumer discretionary and financials gained about 35% and 34%, respectively, to lead the market, whereas the defensive utilities (+6%) and consumer staples (+9%) groups lagged. Convertible securities, meanwhile, rose 13.76%, according to the ICE BofA® All U.S. Convertibles Index, while preferred stocks, as measured by the ICE BofA Fixed Rate Preferred Securities Index, gained 1.98%, as this interest-rate-sensitive asset class lagged amid generally rising rates the past 12 months.

Comments from Co-Lead Portfolio Manager Adam Kramer:  For the fiscal year, the fund's share classes (excluding sales charges, if applicable) rose roughly 16% to 17%, versus 15.66% for the Fidelity Strategic Dividend & Income Composite Index. Much of this outperformance came from our positioning among preferred stocks. A large average underweight in this category contributed the most, as preferreds were by far the weakest-performing group in the index. Favorable security selection in this subportfolio also added value. Our large-cap, dividend-paying equities further bolstered the fund's result. Here, security selection was the main performance driver, as our subportfolio outperformed its category benchmark, the MSCI USA High Dividend Yield Index, by 117 basis points. Favorable positioning among convertible securities helped as well. From an asset class perspective, our investments here were well-timed. Last December, at the start of the period, the fund had a large overweight allocation. As convertibles turned in robust performance in these early months, we were well-positioned to capture this benefit. Especially strong picks within consumer discretionary, health care and industrials drove much of the subportfolio's excess return. Overweighting the market-leading energy group also added value, even as individual security selection in the sector detracted. The fund's small out-of-benchmark stake in strong-performing master limited partnerships (MLPs) further helped. Meanwhile, the fund's REIT subportfolio had a mixed impact on relative performance, with positive asset allocation more than offset by subpar security selection.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds.

Top Ten Investments as of November 30, 2021

(excluding cash equivalents)	% of fund's net assets
Procter & Gamble Co.	2.5
Prologis (REIT), Inc.	2.4
The Coca-Cola Co.	1.8
Cisco Systems, Inc.	1.6
Eli Lilly & Co.	1.5
AbbVie, Inc.	1.4
NextEra Energy, Inc.	1.4
Comcast Corp. Class A	1.4
PepsiCo, Inc.	1.3
McDonald's Corp.	1.3
16.6

Top Five Market Sectors as of November 30, 2021

% of fund's net assets
Financials	20.9
Real Estate	17.6
Health Care	11.5
Information Technology	9.1
Consumer Staples	7.9

Asset Allocation (% of fund's net assets)

As of November 30, 2021 *
Common Stocks	67.1%
Preferred Stocks	9.1%
Convertible Bonds	9.1%
Other Investments	9.7%
Short-Term Investments and Net Other Assets (Liabilities)	5.0%

 * Foreign investments - 9.8%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Money Market Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Schedule of Investments November 30, 2021

Showing Percentage of Net Assets

Corporate Bonds - 9.5%
		Principal Amount(a)	Value
Convertible Bonds - 9.1%
COMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.0%
Bandwidth, Inc. 0.25% 3/1/26		$73,000	$76,942
Radius Global Infrastructure, Inc. 2.5% 9/15/26 (b)		1,000,000	1,009,375
			1,086,317
Entertainment - 0.2%
Liberty Media Corp.:
0.5% 12/1/50 (b)		461,000	608,059
2.25% 12/1/48 (b)		79,000	126,716
Live Nation Entertainment, Inc.:
2% 2/15/25		101,000	124,230
2.5% 3/15/23		1,424,000	2,326,659
Spotify U.S.A., Inc. 0% 3/15/26 (b)		1,000,000	909,500
World Wrestling Entertainment, Inc. 3.375% 12/15/23		1,318,000	2,711,785
Zynga, Inc.:
0% 12/15/26 (b)		1,969,000	1,794,251
0.25% 6/1/24		2,095,000	2,197,104
			10,798,304
Interactive Media & Services - 0.5%
Eventbrite, Inc.:
0.75% 9/15/26 (b)		119,000	106,505
5% 12/1/25		209,000	307,230
fuboTV, Inc. 3.25% 2/15/26 (b)		84,000	72,257
IAC FinanceCo 2, Inc. 0.875% 6/15/26 (b)		1,332,000	2,114,550
IAC FinanceCo 3, Inc. 2% 1/15/30 (b)		1,345,000	2,332,688
IAC FinanceCo, Inc. 0.875% 10/1/22 (b)		951,000	2,798,793
Liberty TripAdvisor Holdings, Inc. 0.5% 6/30/51 (b)		923,000	726,329
Snap, Inc.:
0% 5/1/27 (b)		1,840,000	1,777,546
0.25% 5/1/25		1,031,000	2,321,958
0.75% 8/1/26		1,185,000	2,585,134
Twitter, Inc. 0.25% 6/15/24		10,528,000	11,488,617
Ziff Davis, Inc. 1.75% 11/1/26 (b)		122,000	150,899
			26,782,506
Media - 0.4%
Cable One, Inc. 0% 3/15/26 (b)		102,000	97,920
DISH Network Corp.:
0% 12/15/25 (b)		4,591,000	4,418,838
2.375% 3/15/24		3,732,000	3,484,755
3.375% 8/15/26		6,752,000	6,223,670
Gannett Co., Inc. 4.75% 4/15/24		1,250,000	1,079,991
Grizzly Merger Sub 1 LLC 1.75% 9/30/46 (b)		2,159,000	3,772,853
Liberty Broadband Corp.:
1.25% 9/30/50 (b)		110,000	109,010
2.75% 9/30/50 (b)		1,120,000	1,144,004
Liberty Interactive LLC 1.75% 9/30/46 (b)		673,000	1,281,392
Liberty Media Corp.:
1% 1/30/23		554,000	922,339
1.375% 10/15/23		83,000	119,951
TechTarget, Inc. 0.125% 12/15/25 (b)		355,000	525,065
			23,179,788
TOTAL COMMUNICATION SERVICES			61,846,915
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.1%
LCI Industries 1.125% 5/15/26		1,850,000	1,998,925
Patrick Industries, Inc. 1% 2/1/23		2,483,000	2,751,474
Veoneer, Inc. 4% 6/1/24		142,000	233,768
			4,984,167
Automobiles - 0.4%
Arrival SA 3.5% 12/1/26 (b)		850,000	882,474
Fisker, Inc. 2.5% 9/15/26 (b)		100,000	126,228
Ford Motor Co. 0% 3/15/26 (b)		8,601,000	11,149,046
Tesla, Inc. 2% 5/15/24		452,000	8,333,269
			20,491,017
Diversified Consumer Services - 0.0%
2U, Inc. 2.25% 5/1/25		83,000	94,081
Hotels, Restaurants & Leisure - 0.3%
Airbnb, Inc. 0% 3/15/26 (b)		2,114,000	2,092,860
Booking Holdings, Inc. 0.75% 5/1/25		2,662,000	3,581,721
Carnival Corp. 5.75% 4/1/23		546,000	1,024,569
Cracker Barrel Old Country Store, Inc. 0.625% 6/15/26 (b)		90,000	84,263
DraftKings, Inc. 0% 3/15/28 (b)		1,784,000	1,382,136
Expedia, Inc. 0% 2/15/26 (b)		90,000	96,480
Marriott Vacations Worldwide Corp.:
0% 1/15/26 (b)		100,000	109,375
1.5% 9/15/22		75,000	85,406
NCL Corp. Ltd.:
1.125% 2/15/27 (b)		2,100,000	1,923,600
5.375% 8/1/25		1,000,000	1,354,900
Penn National Gaming, Inc. 2.75% 5/15/26		695,000	1,627,204
Royal Caribbean Cruises Ltd.:
2.875% 11/15/23		1,190,000	1,332,919
4.25% 6/15/23		2,030,000	2,417,276
Shake Shack, Inc. 0% 3/1/28 (b)		90,000	74,531
Vail Resorts, Inc. 0% 1/1/26 (b)		100,000	106,438
			17,293,678
Internet & Direct Marketing Retail - 0.2%
Etsy, Inc.:
0.125% 10/1/26		1,465,000	4,611,820
0.125% 9/1/27		1,370,000	2,116,650
0.25% 6/15/28 (b)		90,000	119,475
Farfetch Ltd. 3.75% 5/1/27		510,000	1,176,472
Fiverr International Ltd. 0% 11/1/25		960,000	967,200
The RealReal, Inc.:
1% 3/1/28 (b)		2,216,000	1,966,478
3% 6/15/25		2,439,000	2,910,947
Wayfair LLC 1.125% 11/1/24		329,000	721,826
			14,590,868
Leisure Products - 0.1%
Callaway Golf Co. 2.75% 5/1/26		1,522,000	2,610,230
Peloton Interactive, Inc. 0% 2/15/26 (b)		4,352,000	3,623,040
			6,233,270
Specialty Retail - 0.2%
American Eagle Outfitters, Inc. 3.75% 4/15/25		409,000	1,258,411
Burlington Stores, Inc. 2.25% 4/15/25		775,000	1,150,527
Dick's Sporting Goods, Inc. 3.25% 4/15/25		1,478,000	5,321,724
National Vision Holdings, Inc. 2.5% 5/15/25		998,000	1,666,660
WH Smith PLC 1.625% 5/7/26 (Reg. S)	GBP	1,500,000	1,886,831
			11,284,153
Textiles, Apparel & Luxury Goods - 0.1%
Marathon Digital Holdings, Inc. 1% 12/1/26 (b)		2,807,000	2,699,120
Under Armour, Inc. 1.5% 6/1/24		2,000,000	4,185,416
			6,884,536
TOTAL CONSUMER DISCRETIONARY			81,855,770
CONSUMER STAPLES - 0.1%
Food Products - 0.0%
Beyond Meat, Inc. 0% 3/15/27 (b)		4,356,000	3,065,535
Tobacco - 0.1%
Turning Point Brands, Inc. 2.5% 7/15/24		4,149,000	4,289,922
TOTAL CONSUMER STAPLES			7,355,457
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Antero Resources Corp. 4.25% 9/1/26		1,998,000	8,295,422
Arch Resources, Inc. 5.25% 11/15/25		1,247,000	2,848,148
Cheniere Energy, Inc. 4.25% 3/15/45		2,713,000	2,296,176
CNX Resources Corp. 2.25% 5/1/26		1,172,000	1,529,460
EQT Corp. 1.75% 5/1/26		1,529,000	2,334,019
Pioneer Natural Resources Co. 0.25% 5/15/25		1,865,000	3,216,193
			20,519,418
FINANCIALS - 0.2%
Capital Markets - 0.2%
Coinbase Global, Inc. 0.5% 6/1/26 (b)		7,600,000	8,937,600
Consumer Finance - 0.0%
SoFi Technologies, Inc. 0% 10/15/26 (b)		2,300,000	2,490,601
Upstart Holdings, Inc. 0.25% 8/15/26 (b)		80,000	86,558
			2,577,159
Mortgage Real Estate Investment Trusts - 0.0%
Arbor Realty Trust, Inc. 4.75% 11/1/22		510,000	556,856
Hannon Armstrong Sustainable Infrastructure Capital, Inc. 0% 8/15/23		90,000	112,831
Starwood Property Trust, Inc. 4.375% 4/1/23		57,000	60,390
Two Harbors Investment Corp. 6.25% 1/15/26		80,000	81,178
			811,255
TOTAL FINANCIALS			12,326,014
HEALTH CARE - 1.0%
Biotechnology - 0.2%
BridgeBio Pharma, Inc. 2.5% 3/15/27		1,000,000	1,245,625
Coherus BioSciences, Inc. 1.5% 4/15/26		80,000	96,400
Cytokinetics, Inc. 4% 11/15/26		100,000	387,630
Dynavax Technologies Corp. 2.5% 5/15/26 (b)		100,000	178,938
Exact Sciences Corp.:
0.375% 3/15/27		1,417,000	1,503,791
0.375% 3/1/28		1,777,000	1,781,036
1% 1/15/25		1,218,000	1,648,106
Halozyme Therapeutics, Inc. 1.25% 12/1/24		330,000	492,916
Insmed, Inc. 0.75% 6/1/28		100,000	109,875
Natera, Inc. 2.25% 5/1/27		578,000	1,451,141
Neurocrine Biosciences, Inc. 2.25% 5/15/24		1,475,000	1,807,797
Novavax, Inc. 3.75% 2/1/23		49,000	83,116
Sarepta Therapeutics, Inc. 1.5% 11/15/24		845,000	1,150,256
			11,936,627
Health Care Equipment & Supplies - 0.5%
CONMED Corp. 2.625% 2/1/24		1,068,000	1,668,750
CryoPort, Inc. 0.75% 12/1/26 (b)		80,000	76,842
DexCom, Inc.:
0.25% 11/15/25		2,678,000	3,228,664
0.75% 12/1/23		1,705,000	5,833,231
Envista Holdings Corp. 2.375% 6/1/25		2,100,000	4,067,438
Glaukos Corp. 2.75% 6/15/27		712,000	825,126
Haemonetics Corp. 0% 3/1/26 (b)		100,000	80,867
Insulet Corp. 0.375% 9/1/26		2,115,000	2,946,459
Integra LifeSciences Holdings Corp. 0.5% 8/15/25		1,458,000	1,541,252
LivaNova U.S.A., Inc. 3% 12/15/25		1,360,000	2,045,100
Mesa Laboratories, Inc. 1.375% 8/15/25		566,000	692,125
Nevro Corp. 2.75% 4/1/25		343,000	392,521
Novocure Ltd. 0% 11/1/25		890,000	884,025
Tandem Diabetes Care, Inc. 1.5% 5/1/25 (b)		3,438,000	4,584,448
Varex Imaging Corp. 4% 6/1/25		100,000	155,250
			29,022,098
Health Care Providers & Services - 0.2%
Accolade, Inc. 0.5% 4/1/26 (b)		80,000	69,762
Anthem, Inc. 2.75% 10/15/42		382,000	2,194,896
Brookdale Senior Living, Inc. 2% 10/15/26 (b)		2,504,000	2,663,258
Guardant Health, Inc. 0% 11/15/27 (b)		4,004,000	4,151,648
Oak Street Health, Inc. 0% 3/15/26 (b)		400,000	316,312
			9,395,876
Health Care Technology - 0.0%
Allscripts Healthcare Solutions, Inc. 0.875% 1/1/27		500,000	681,907
Health Catalyst, Inc. 2.5% 4/15/25		374,000	580,074
Omnicell, Inc. 0.25% 9/15/25		959,000	1,777,746
Teladoc Health, Inc. 1.25% 6/1/27		104,000	94,553
Vocera Communications, Inc. 0.5% 9/15/26 (b)		90,000	104,906
			3,239,186
Life Sciences Tools & Services - 0.1%
Illumina, Inc. 0% 8/15/23		58,000	64,888
Inotiv, Inc. 3.25% 10/15/27 (b)		80,000	109,325
Nanostring Technologies, Inc. 2.625% 3/1/25		500,000	589,063
NeoGenomics, Inc. 1.25% 5/1/25		420,000	499,275
Repligen Corp. 0.375% 7/15/24		960,000	2,431,022
			3,693,573
TOTAL HEALTH CARE			57,287,360
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.1%
Parsons Corp. 0.25% 8/15/25		5,436,000	5,338,152
Air Freight & Logistics - 0.0%
Air Transport Services Group, Inc. 1.125% 10/15/24		776,500	804,281
Atlas Air Worldwide Holdings, Inc. 1.875% 6/1/24		1,025,000	1,581,063
			2,385,344
Airlines - 0.2%
American Airlines Group, Inc. 6.5% 7/1/25		1,025,000	1,404,763
JetBlue Airways Corp. 0.5% 4/1/26 (b)		3,900,000	3,669,900
Southwest Airlines Co. 1.25% 5/1/25		3,808,000	5,114,620
			10,189,283
Construction & Engineering - 0.1%
Granite Construction, Inc. 2.75% 11/1/24		2,591,000	3,509,932
Electrical Equipment - 0.1%
Bloom Energy Corp. 2.5% 8/15/25		1,101,000	2,034,149
Plug Power, Inc. 3.75% 6/1/25		446,000	3,530,135
Stem, Inc. 0.5% 12/1/28 (b)		2,103,000	2,108,258
Sunrun, Inc. 0% 2/1/26 (b)		100,000	86,491
			7,759,033
Machinery - 0.5%
Chart Industries, Inc. 1% 11/15/24 (b)		513,000	1,542,206
Fortive Corp. 0.875% 2/15/22		20,602,000	20,450,184
John Bean Technologies Corp. 0.25% 5/15/26 (b)		2,370,000	2,647,290
Middleby Corp. 1% 9/1/25		890,000	1,285,160
The Greenbrier Companies, Inc. 2.875% 4/15/28 (b)		3,190,000	3,293,675
			29,218,515
Marine - 0.0%
Seaspan Corp. 3.75% 12/15/25 (b)		1,758,000	2,089,383
Professional Services - 0.2%
FTI Consulting, Inc. 2% 8/15/23		2,568,000	3,822,468
KBR, Inc. 2.5% 11/1/23		3,735,000	6,581,795
Upwork, Inc. 0.25% 8/15/26 (b)		80,000	76,915
			10,481,178
Road & Rail - 0.1%
Lyft, Inc. 1.5% 5/15/25		1,400,000	1,789,200
Uber Technologies, Inc. 0% 12/15/25 (b)		2,093,000	1,942,304
			3,731,504
TOTAL INDUSTRIALS			74,702,324
INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 0.1%
Lumentum Holdings, Inc.:
0.25% 3/15/24		589,000	882,396
0.5% 12/15/26		1,359,000	1,499,797
			2,382,193
Electronic Equipment & Components - 0.0%
II-VI, Inc. 0.25% 9/1/22		64,000	87,776
Insight Enterprises, Inc. 0.75% 2/15/25		1,073,000	1,605,855
Par Technology Corp. 1.5% 10/15/27		550,000	547,594
			2,241,225
IT Services - 0.6%
Affirm Holdings, Inc. 0% 11/15/26 (b)		100,000	98,106
Akamai Technologies, Inc.:
0.125% 5/1/25		2,555,000	3,261,262
0.375% 9/1/27		2,874,000	3,274,923
BigCommerce Holdings, Inc. 0.25% 10/1/26 (b)		550,000	541,750
Cloudflare, Inc.:
0% 8/15/26 (b)		1,900,000	2,344,125
0.75% 5/15/25		35,000	175,445
Digitalocean Holdings, Inc. 0% 12/1/26 (b)		96,000	93,780
Fastly, Inc. 0% 3/15/26 (b)		917,000	769,134
MongoDB, Inc.:
0.25% 1/15/26		1,370,000	3,292,042
0.75% 6/15/24		181,000	1,321,559
Okta, Inc.:
0.125% 9/1/25		2,155,000	2,837,058
0.375% 6/15/26		2,768,000	3,210,880
Repay Holdings Corp. 0% 2/1/26 (b)		77,000	64,341
Shift4 Payments, Inc. 0% 12/15/25 (b)		1,219,000	1,207,094
Shopify, Inc. 0.125% 11/1/25		1,602,000	2,041,549
Square, Inc.:
0% 5/1/26		2,292,000	2,491,118
0.125% 3/1/25		969,000	1,734,510
0.25% 11/1/27		1,032,000	1,148,745
0.5% 5/15/23		672,000	1,796,760
			31,704,181
Semiconductors & Semiconductor Equipment - 0.6%
Camtek Ltd. 0% 12/1/26 (b)		600,000	635,700
Enphase Energy, Inc.:
0% 3/1/26 (b)		100,000	111,850
0% 3/1/28 (b)		100,000	115,400
0.25% 3/1/25 (b)		691,000	2,141,831
MACOM Technology Solutions Holdings, Inc. 0.25% 3/15/26 (b)		1,230,000	1,379,138
Microchip Technology, Inc.:
1.625% 2/15/25		855,000	3,154,676
1.625% 2/15/27		1,285,000	3,064,620
2.25% 2/15/37		1,422,000	3,542,558
Nova Ltd. 0% 10/15/25		460,000	805,757
ON Semiconductor Corp.:
0% 5/1/27 (b)		2,823,000	3,866,831
1.625% 10/15/23		1,370,000	4,061,194
Rambus, Inc. 1.375% 2/1/23		340,000	493,643
SMART Global Holdings, Inc. 2.25% 2/15/26		100,000	155,643
SolarEdge Technologies, Inc. 0% 9/15/25		1,565,000	2,134,660
Teradyne, Inc. 1.25% 12/15/23		768,000	3,712,282
Veeco Instruments, Inc. 3.75% 6/1/27		90,000	185,569
Wolfspeed, Inc.:
0.875% 9/1/23		993,000	2,035,164
1.75% 5/1/26		1,205,000	3,191,050
			34,787,566
Software - 1.8%
8x8, Inc. 0.5% 2/1/24		73,000	78,372
Altair Engineering, Inc. 0.25% 6/1/24		1,265,000	2,083,041
Avalara, Inc. 0.25% 8/1/26 (b)		100,000	95,100
Bentley Systems, Inc. 0.125% 1/15/26 (b)		100,000	101,927
Bill.Com Holdings, Inc.:
0% 12/1/25 (b)		100,000	186,300
0% 4/1/27 (b)		80,000	86,480
BlackLine, Inc.:
0% 3/15/26 (b)		1,625,000	1,560,000
0.125% 8/1/24		1,386,000	2,191,613
Box, Inc. 0% 1/15/26 (b)		2,757,000	3,101,362
Cerence, Inc. 3% 6/1/25		335,000	717,849
Ceridian HCM Holding, Inc. 0.25% 3/15/26 (b)		3,201,000	3,450,678
Coupa Software, Inc.:
0.125% 6/15/25		1,781,000	2,491,815
0.375% 6/15/26		3,699,000	3,772,980
Datadog, Inc. 0.125% 6/15/25		1,030,000	2,065,974
DocuSign, Inc. 0% 1/15/24 (b)		77,000	78,078
Dropbox, Inc.:
0% 3/1/26 (b)		84,000	82,144
0% 3/1/28 (b)		98,000	95,795
Dye & Durham Ltd. 3.75% 3/1/26 (b)(c)	CAD	2,290,000	1,738,855
Everbridge, Inc.:
0% 3/15/26 (b)		3,190,000	3,030,500
0.125% 12/15/24		1,397,000	1,672,908
Five9, Inc. 0.5% 6/1/25		1,310,000	1,631,048
Guidewire Software, Inc. 1.25% 3/15/25		1,087,000	1,296,248
HubSpot, Inc. 0.375% 6/1/25		951,000	2,800,101
LivePerson, Inc.:
0% 12/15/26 (b)		3,215,000	2,786,986
0.75% 3/1/24		1,055,000	1,283,146
Mandiant, Inc.:
0.875% 6/1/24		2,120,000	2,190,225
1.625% 6/1/35		1,544,000	1,541,241
MicroStrategy, Inc.:
0% 2/15/27 (b)		4,993,000	4,004,386
0.75% 12/15/25 (b)		41,000	79,725
Mitek Systems, Inc. 0.75% 2/1/26 (b)		76,000	82,057
NortonLifeLock, Inc. 2% 8/15/22 (b)		1,300,000	1,625,650
Nuance Communications, Inc.:
1% 12/15/35		1,465,000	3,359,912
1.25% 4/1/25		1,112,000	3,144,683
Nutanix, Inc. 0% 1/15/23		318,000	322,601
Pagerduty, Inc. 1.25% 7/1/25		645,000	750,619
Palo Alto Networks, Inc.:
0.375% 6/1/25		3,424,000	6,377,200
0.75% 7/1/23		2,872,000	5,912,012
Pegasystems, Inc. 0.75% 3/1/25		1,095,000	1,176,292
Progress Software Corp. 1% 4/15/26 (b)		1,380,000	1,420,261
Q2 Holdings, Inc. 0.75% 6/1/26		1,220,000	1,382,870
Rapid7, Inc.:
0.25% 3/15/27 (b)		850,000	1,132,609
2.25% 5/1/25		1,390,000	2,920,738
RingCentral, Inc.:
0% 3/1/25		104,000	103,844
0% 3/15/26		1,176,000	1,124,844
SailPoint Technologies Holding, Inc. 0.125% 9/15/24		919,000	1,757,588
ServiceNow, Inc. 0% 6/1/22		719,000	3,451,781
Splunk, Inc.:
0.5% 9/15/23		1,102,000	1,214,266
1.125% 9/15/25		1,860,000	2,092,500
1.125% 6/15/27		72,000	68,085
Tyler Technologies, Inc. 0.25% 3/15/26 (b)		2,915,000	3,467,684
Unity Software, Inc. 0% 11/15/26 (b)		80,000	76,320
Varonis Systems, Inc. 1.25% 8/15/25		490,000	879,333
Verint Systems, Inc. 0.25% 4/15/26 (b)		60,000	59,807
Veritone, Inc. 1.75% 11/15/26 (b)		840,000	847,875
Workday, Inc. 0.25% 10/1/22		3,555,000	6,642,686
Workiva, Inc. 1.125% 8/15/26		603,000	1,124,218
Zendesk, Inc. 0.625% 6/15/25		2,415,000	2,827,965
Zscaler, Inc. 0.125% 7/1/25		1,397,000	3,278,759
			104,919,936
TOTAL INFORMATION TECHNOLOGY			176,035,101
MATERIALS - 0.2%
Chemicals - 0.0%
Amyris, Inc. 1.5% 11/15/26 (b)		2,120,000	2,024,600
Livent Corp. 4.125% 7/15/25		522,000	1,864,845
			3,889,445
Metals & Mining - 0.2%
Allegheny Technologies, Inc. 3.5% 6/15/25		60,000	73,080
Cleveland-Cliffs, Inc. 1.5% 1/15/25		88,000	231,132
Endeavour Mining Corp. 3% 2/15/23 (b)		1,610,000	1,888,691
MP Materials Corp. 0.25% 4/1/26 (b)		2,693,000	3,214,936
SSR Mining, Inc. 2.5% 4/1/39		2,061,000	2,551,776
United States Steel Corp. 5% 11/1/26		1,298,000	2,490,862
			10,450,477
TOTAL MATERIALS			14,339,922
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
IH Merger Sub LLC 3.5% 1/15/22		1,000,000	1,770,005
iStar Financial, Inc. 3.125% 9/15/22		675,000	1,193,308
Pebblebrook Hotel Trust 1.75% 12/15/26		4,309,000	4,561,077
Summit Hotel Properties, Inc. 1.5% 2/15/26		2,820,000	2,826,048
Uniti Fiber Holdings, Inc. 4% 6/15/24 (b)		2,503,000	3,283,623
			13,634,061
Real Estate Management & Development - 0.0%
Opendoor Technologies, Inc. 0.25% 8/15/26 (b)		80,000	85,157
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26 (b)		84,000	79,800
Zillow Group, Inc. 2.75% 5/15/25		67,000	79,462
			244,419
TOTAL REAL ESTATE			13,878,480
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Energy, Inc. 2.75% 6/1/48		1,399,000	1,541,698
Independent Power and Renewable Electricity Producers - 0.0%
NextEra Energy Partners LP 0% 6/15/24 (b)		80,000	83,400
Sunnova Energy International, Inc. 0.25% 12/1/26 (b)		80,000	99,560
			182,960
Multi-Utilities - 0.0%
CenterPoint Energy, Inc. 2.00% ZENS		23,475	1,389,485
TOTAL UTILITIES			3,114,143

TOTAL CONVERTIBLE BONDS			523,260,904

Nonconvertible Bonds - 0.4%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Calumet Specialty Products Partners LP/Calumet Finance Corp. 11% 4/15/25 (b)		2,745,000	2,992,050
DCP Midstream Operating LP 5.85% 5/21/43 (b)(d)		1,000,000	955,860
			3,947,910
FINANCIALS - 0.3%
Banks - 0.1%
JPMorgan Chase & Co. 3 month U.S. LIBOR + 1.000% 1.156% 5/15/77 (d)(e)		4,500,000	3,941,797
Diversified Financial Services - 0.2%
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 3.46% 12/21/65 (b)(d)(e)		14,050,000	11,552,894
TOTAL FINANCIALS			15,494,691
UTILITIES - 0.0%
Multi-Utilities - 0.0%
CMS Energy Corp. 4.75% 6/1/50 (d)		2,000,000	2,197,500

TOTAL NONCONVERTIBLE BONDS			21,640,101

TOTAL CORPORATE BONDS
(Cost $429,591,736)			544,901,005
		Shares	Value

Common Stocks - 50.3%
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.		1,401,600	31,998,528
Verizon Communications, Inc.		1,072,319	53,905,476
			85,904,004
Entertainment - 0.1%
The Walt Disney Co. (f)		55,676	8,067,452
Interactive Media & Services - 0.0%
Genius Sports Ltd.		129,725	1,233,685
Media - 1.9%
Comcast Corp. Class A		1,546,912	77,314,662
Interpublic Group of Companies, Inc.		582,500	19,333,175
Shaw Communications, Inc. Class B		203,026	5,880,435
WPP PLC		325,509	4,518,103
			107,046,375
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (f)		195,954	21,321,755

TOTAL COMMUNICATION SERVICES			223,573,271

CONSUMER DISCRETIONARY - 3.2%
Hotels, Restaurants & Leisure - 1.4%
Caesars Entertainment, Inc. (f)		48,921	4,406,314
McDonald's Corp.		299,478	73,252,319
			77,658,633
Household Durables - 0.2%
Tempur Sealy International, Inc.		258,732	11,084,079
Internet & Direct Marketing Retail - 0.1%
eBay, Inc.		107,223	7,233,264
Multiline Retail - 0.6%
Target Corp.		143,800	35,064,192
Specialty Retail - 0.6%
Best Buy Co., Inc.		131,000	13,998,660
Burlington Stores, Inc. (f)		15,000	4,396,950
Lowe's Companies, Inc.		75,900	18,564,381
			36,959,991
Textiles, Apparel & Luxury Goods - 0.3%
PVH Corp.		73,800	7,880,364
Tapestry, Inc.		176,023	7,062,043
			14,942,407

TOTAL CONSUMER DISCRETIONARY			182,942,566

CONSUMER STAPLES - 7.8%
Beverages - 3.7%
Diageo PLC		452,838	22,853,939
Keurig Dr. Pepper, Inc.		410,952	13,968,258
PepsiCo, Inc.		474,820	75,866,740
The Coca-Cola Co.		1,935,647	101,524,685
			214,213,622
Food & Staples Retailing - 0.4%
BJ's Wholesale Club Holdings, Inc. (f)		165,600	10,954,440
Costco Wholesale Corp.		16,600	8,953,708
Walmart, Inc.		47,500	6,679,925
			26,588,073
Food Products - 1.2%
Bunge Ltd.		78,400	6,787,088
Lamb Weston Holdings, Inc.		187,036	9,710,909
Mondelez International, Inc.		611,714	36,054,423
Nestle SA (Reg. S)		115,544	14,809,480
			67,361,900
Household Products - 2.5%
Procter & Gamble Co.		989,560	143,070,563

TOTAL CONSUMER STAPLES			451,234,158

ENERGY - 3.1%
Oil, Gas & Consumable Fuels - 3.1%
Antero Resources Corp. (f)		355,617	6,244,635
Canadian Natural Resources Ltd. (g)		32,566	1,329,344
Canadian Natural Resources Ltd.		127,038	5,195,088
Cenovus Energy, Inc. (g)		224,600	2,663,756
Cheniere Energy, Inc.		37,514	3,931,842
ConocoPhillips Co.		101,188	7,096,314
DCP Midstream Partners LP		255,314	6,722,418
Devon Energy Corp.		35,446	1,490,859
DHT Holdings, Inc.		2,796,655	15,521,435
DT Midstream, Inc.		47,292	2,169,284
Energy Transfer LP		1,334,922	11,240,043
Enterprise Products Partners LP		168,595	3,606,247
Enviva Partners LP		17,332	1,213,760
Equitrans Midstream Corp.		103,866	999,191
Exxon Mobil Corp.		392,106	23,463,623
Genesis Energy LP		453,300	4,573,797
Hess Corp.		13,876	1,034,040
Imperial Oil Ltd.		513,131	16,963,108
MEG Energy Corp. (f)		162,454	1,322,574
MPLX LP		25,884	758,660
ONEOK, Inc.		14,000	837,760
PDC Energy, Inc.		44,400	2,239,092
Phillips 66 Co.		108,924	7,534,273
Plains All American Pipeline LP		880,798	8,191,421
Suncor Energy, Inc. (g)		658,734	16,047,440
Targa Resources Corp.		139,733	7,214,415
Valero Energy Corp.		117,538	7,867,994
Western Midstream Partners LP		429,723	8,263,573
			175,735,986
FINANCIALS - 6.3%
Banks - 2.8%
Bank of America Corp.		600,145	26,688,448
Citigroup, Inc.		214,006	13,632,182
Huntington Bancshares, Inc.		890,652	13,217,276
JPMorgan Chase & Co.		139,600	22,172,668
M&T Bank Corp.		145,857	21,384,095
PNC Financial Services Group, Inc.		167,902	33,076,694
Wells Fargo & Co.		649,112	31,014,571
			161,185,934
Capital Markets - 1.5%
BlackRock, Inc. Class A		74,011	66,951,091
KKR & Co. LP		246,000	18,314,700
			85,265,791
Consumer Finance - 0.4%
Capital One Financial Corp.		189,790	26,671,189
Insurance - 1.6%
American Financial Group, Inc.		79,200	10,581,912
Chubb Ltd.		188,036	33,746,821
Hartford Financial Services Group, Inc.		230,836	15,258,260
Old Republic International Corp.		238,867	5,723,253
The Travelers Companies, Inc.		174,692	25,670,989
			90,981,235

TOTAL FINANCIALS			364,104,149

HEALTH CARE - 9.9%
Biotechnology - 2.6%
AbbVie, Inc.		692,437	79,824,137
Alder Biopharmaceuticals, Inc. rights (c)(f)		61,506	54,125
Amgen, Inc.		308,600	61,374,368
Gilead Sciences, Inc.		107,381	7,401,772
			148,654,402
Health Care Equipment & Supplies - 0.0%
Insulet Corp. (f)		9,980	2,878,631
Health Care Providers & Services - 0.5%
UnitedHealth Group, Inc.		65,904	29,275,875
Life Sciences Tools & Services - 0.6%
Danaher Corp.		105,670	33,987,699
Pharmaceuticals - 6.2%
AstraZeneca PLC sponsored ADR		463,524	25,415,021
Bristol-Myers Squibb Co.		1,155,971	61,994,725
Eli Lilly & Co.		341,033	84,589,825
Johnson & Johnson		411,520	64,168,314
Merck & Co., Inc.		872,181	65,335,079
Roche Holding AG (participation certificate)		75,053	29,301,468
Sanofi SA sponsored ADR		553,500	26,329,995
			357,134,427

TOTAL HEALTH CARE			571,931,034

INDUSTRIALS - 5.1%
Aerospace & Defense - 0.5%
Huntington Ingalls Industries, Inc.		49,194	8,732,427
Northrop Grumman Corp.		42,502	14,824,698
The Boeing Co. (f)		25,999	5,143,902
			28,701,027
Air Freight & Logistics - 1.3%
Deutsche Post AG		147,374	8,719,530
United Parcel Service, Inc. Class B		320,729	63,623,012
			72,342,542
Building Products - 0.6%
Johnson Controls International PLC		439,690	32,871,224
Commercial Services & Supplies - 0.1%
Waste Management, Inc.		55,800	8,965,386
Electrical Equipment - 1.0%
AMETEK, Inc.		50,700	6,920,550
Babcock & Wilcox Enterprises, Inc. (f)		717,906	6,532,945
Eaton Corp. PLC		256,703	41,601,288
			55,054,783
Industrial Conglomerates - 0.7%
General Electric Co.		185,575	17,627,769
Hitachi Ltd.		125,300	7,339,845
Roper Technologies, Inc.		16,400	7,612,060
Siemens AG		45,800	7,301,237
			39,880,911
Machinery - 0.6%
Fortive Corp.		103,072	7,613,929
ITT, Inc.		162,200	15,340,876
Otis Worldwide Corp.		120,455	9,684,582
Stanley Black & Decker, Inc.		28,333	4,951,475
			37,590,862
Trading Companies & Distributors - 0.1%
Watsco, Inc.		20,356	5,958,405
Transportation Infrastructure - 0.2%
Aena SME SA (b)(f)		83,046	12,196,630

TOTAL INDUSTRIALS			293,561,770

INFORMATION TECHNOLOGY - 5.7%
Communications Equipment - 1.8%
Cisco Systems, Inc.		1,742,780	95,574,055
Juniper Networks, Inc.		363,342	11,310,836
			106,884,891
IT Services - 0.7%
Accenture PLC Class A		23,202	8,292,395
Amdocs Ltd.		240,739	16,808,397
Capgemini SA		36,600	8,471,795
Visa, Inc. Class A		28,700	5,561,199
			39,133,786
Semiconductors & Semiconductor Equipment - 1.3%
Micron Technology, Inc.		72,135	6,059,340
NXP Semiconductors NV		149,900	33,481,664
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		293,207	34,349,200
			73,890,204
Software - 1.0%
Microsoft Corp.		131,467	43,461,676
NortonLifeLock, Inc.		311,700	7,745,745
Open Text Corp.		143,926	6,823,092
			58,030,513
Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.		96,541	15,958,227
FUJIFILM Holdings Corp.		60,100	4,727,534
Samsung Electronics Co. Ltd.		518,953	31,272,798
			51,958,559

TOTAL INFORMATION TECHNOLOGY			329,897,953

MATERIALS - 1.4%
Chemicals - 0.4%
Ciner Resources LP		10,800	191,268
Linde PLC		50,118	15,944,541
Nutrien Ltd.		94,876	6,289,170
			22,424,979
Containers & Packaging - 0.6%
Crown Holdings, Inc.		138,532	14,656,686
Packaging Corp. of America		136,932	17,881,950
			32,538,636
Metals & Mining - 0.4%
Lundin Mining Corp.		316,238	2,482,968
Newmont Corp.		198,300	10,890,636
Wheaton Precious Metals Corp.		278,100	11,629,498
			25,003,102

TOTAL MATERIALS			79,966,717

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.		46,600	12,231,568
Lamar Advertising Co. Class A		180,468	19,717,934
			31,949,502
UTILITIES - 3.3%
Electric Utilities - 2.2%
Exelon Corp.		266,100	14,031,453
NextEra Energy, Inc.		903,310	78,389,242
NRG Energy, Inc.		251,469	9,057,913
PG&E Corp. (f)		221,000	2,625,480
Xcel Energy, Inc.		307,026	19,566,767
			123,670,855
Independent Power and Renewable Electricity Producers - 0.1%
Vistra Corp.		388,000	7,713,440
Multi-Utilities - 1.0%
Ameren Corp.		215,605	17,591,212
Dominion Energy, Inc.		392,253	27,928,414
WEC Energy Group, Inc.		150,867	13,114,868
			58,634,494

TOTAL UTILITIES			190,018,789

TOTAL COMMON STOCKS
(Cost $2,146,884,750)			2,894,915,895

Preferred Stocks - 9.1%
Convertible Preferred Stocks - 2.7%
COMMUNICATION SERVICES - 0.2%
Media - 0.1%
ViacomCBS, Inc. Series A 5.75%		40,170	2,069,351
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. 5.25% (b)		6,850	6,814,243
TOTAL COMMUNICATION SERVICES			8,883,594
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.1%
Aptiv PLC Series A, 5.50%		28,700	5,132,882
Internet & Direct Marketing Retail - 0.0%
Chewy, Inc. 6.50% (b)(f)		700	1,077,860
TOTAL CONSUMER DISCRETIONARY			6,210,742
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bunge Ltd. 4.875% (f)		14,000	1,710,240
FINANCIALS - 0.6%
Banks - 0.5%
Bank of America Corp. Series L, 7.25% (f)		8,565	12,170,865
Wells Fargo & Co. 7.50%		10,245	15,019,807
			27,190,672
Capital Markets - 0.1%
KKR & Co. LP Series C, 6.00%		50,000	4,626,500
TOTAL FINANCIALS			31,817,172
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 6.50%		94,600	4,801,896
Boston Scientific Corp. Series A, 5.50%		53,500	5,647,997
			10,449,893
Health Care Technology - 0.0%
Change Healthcare, Inc. 6.00%		22,000	1,481,439
Life Sciences Tools & Services - 0.4%
Avantor, Inc. Series A, 6.25%		35,300	4,264,594
Danaher Corp.:
4.75%		4,300	9,257,040
Series B, 5.00% (f)		4,960	8,476,688
			21,998,322
TOTAL HEALTH CARE			33,929,654
INDUSTRIALS - 0.2%
Construction & Engineering - 0.1%
Fluor Corp. 6.50% (b)		7,100	8,686,140
Machinery - 0.1%
Colfax Corp. 5.75% (f)		14,100	2,622,592
RBC Bearings, Inc.		27,000	2,821,230
			5,443,822
TOTAL INDUSTRIALS			14,129,962
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.0%
Sabre Corp. Series A, 6.50%		700	71,764
Semiconductors & Semiconductor Equipment - 0.2%
Broadcom, Inc. Series A, 8.00%		7,850	13,660,649
TOTAL INFORMATION TECHNOLOGY			13,732,413
MATERIALS - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA 5.50%		96,300	6,084,234
UTILITIES - 0.7%
Electric Utilities - 0.6%
American Electric Power Co., Inc. 6.125%		29,100	1,436,085
NextEra Energy, Inc.:
4.872%		166,100	10,541,749
5.279% (f)		93,900	5,081,868
6.219%		59,600	3,232,108
PG&E Corp.		67,100	7,596,540
Southern Co. 6.75%		90,300	4,537,319
			32,425,669
Gas Utilities - 0.1%
UGI Corp. 7.125%		34,500	3,306,825
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp. 6.875%		33,900	3,189,990
Multi-Utilities - 0.0%
Dominion Energy, Inc. 7.25%		1,100	104,357
DTE Energy Co. 6.25% (f)		48,400	2,342,575
NiSource, Inc. 7.75%		800	83,016
			2,529,948
Water Utilities - 0.0%
Essential Utilities, Inc. 6.00%		24,000	1,387,920
TOTAL UTILITIES			42,840,352

TOTAL CONVERTIBLE PREFERRED STOCKS			159,338,363

Nonconvertible Preferred Stocks - 6.4%
COMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
4.75%		160,000	4,035,200
5.125%		85,000	2,184,500
5.35%		100,000	2,593,000
BCE, Inc.:
2.954% (d)		72,900	1,104,243
Series AM, Canadian Government Bond 5 Year Note Index + 2.090% 2.939% (d)(e)		68,700	1,055,682
Series R		67,600	1,058,888
			12,031,513
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc. 6.625%		8,100	215,460
U.S. Cellular Corp. 6.25%		65,000	1,729,000
			1,944,460
TOTAL COMMUNICATION SERVICES			13,975,973
CONSUMER DISCRETIONARY - 0.1%
Leisure Products - 0.1%
Brunswick Corp.:
6.375%		20,000	528,000
6.50%		45,000	1,192,500
6.625%		30,000	798,600
			2,519,100
Textiles, Apparel & Luxury Goods - 0.0%
Fossil Group, Inc. 7.00%		65,400	1,650,696
TOTAL CONSUMER DISCRETIONARY			4,169,796
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge, Inc.:
Canadian Government Bond 5 Year Note Index + 2.400% 3.415% (d)(e)		2,000	29,105
Canadian Government Bond 5 Year Note Index + 2.570% 4.449% (d)(e)		13,400	209,793
Canadian Government Bond 5 Year Note Index + 2.650% 5.086% (d)(e)		22,700	374,765
Series F, Canadian Government Bond 5 Year Note Index + 2.510% 4.689% (d)(e)		33,400	528,407
Series L, 5 year U.S. Treasury Index + 3.150% 4.959% (d)(e)		17,800	401,390
Energy Transfer LP Series C, 7.375% (d)		60,000	1,441,200
Global Partners LP Series B, 9.50%		60,000	1,612,200
Pembina Pipeline Corp.:
Series 15, 4.40% (d)		8,600	156,186
Series 17, Canadian Government Bond 5 Year Note Index + 3.010% 4.821% (d)(e)		6,800	129,085
Series 3, Canadian Government Bond 5 Year Note Index + 2.600% 4.478% (d)(e)		11,900	204,101
Series 5, Canadian Government Bond 5 Year Note Index + 3.000% 4.573% (d)(e)		1,500	27,852
Series 7, Canadian Government Bond 5 Year Note Index + 2.940% 4.38% (d)(e)		900	16,331
TC Energy Corp. Canadian Government Bond 5 Year Note Index + 2.380% 3.903% (d)(e)		12,000	200,086
			5,330,501
FINANCIALS - 4.6%
Banks - 3.2%
Bank of America Corp.:
4.25%		200,000	4,946,000
4.375%		280,200	6,946,158
5.00%		270,000	6,960,600
Series GG, 6.00%		255,000	6,696,300
Series HH, 5.875%		185,744	4,920,359
Series KK, 5.375%		350,000	9,145,500
Series PP, 4.125%		250,000	6,095,000
Bank of Hawaii Corp. Series A, 4.625%		45,000	1,124,100
Bank of Nova Scotia 4.85% (d)		9,800	193,553
CIT Group, Inc. Series B 5.625%		150,000	3,870,015
Cullen/Frost Bankers, Inc. Series B 4.45%		25,000	635,250
First Citizens Bancshares, Inc.		50,000	1,319,000
First Republic Bank:
4.125%		150,000	3,568,500
4.50%		120,000	2,958,000
5.125%		10,000	254,728
Series J, 4.70%		75,000	1,922,250
Series L, 4.375%		225,000	5,382,000
Series M, 4.00%		80,000	1,833,600
First Tennessee Bank NA 3 month U.S. LIBOR + 0.850% 3.75% (b)(d)(e)		12,500	10,625,000
JPMorgan Chase & Co.:
4.55%		375,000	9,577,500
4.625%		240,000	6,156,000
4.75%		200,000	5,120,000
Series DD, 5.75%		290,000	7,708,200
Series EE, 6.00%		181,000	4,876,140
Series MM, 4.20%		200,000	4,956,000
PNC Financial Services Group, Inc. Series P, 6.125% (d)		80,086	2,050,202
Regions Financial Corp. 4.45%		10,000	246,700
Truist Financial Corp.:
4.75%		200,000	5,176,000
Series O, 5.25%		24,000	649,440
U.S. Bancorp:
Series F, 6.50% (d)		59,451	1,507,083
Series K, 5.50%		41,000	1,079,530
Series L, 3.75%		25,000	578,000
Series M, 4.00%		155,000	3,743,250
Wells Fargo & Co.:
4.25%		350,000	8,585,500
4.70%		350,000	8,914,500
5.85% (d)		268,751	7,033,214
6.625% (d)		65,000	1,764,750
Series CC, 4.375%		325,000	8,060,000
Series Y, 5.625%		150,000	3,805,500
Series Z, 4.75%		529,900	13,475,357
			184,458,779
Capital Markets - 0.6%
Apollo Global Management LLC Series B, 6.375%		10,000	261,400
B. Riley Financial, Inc.:
5.25%		57,400	1,438,444
6.375%		53,300	1,377,805
6.50%		15,600	414,180
6.75%		1,400	35,840
Brookfield Asset Management, Inc.:
Canadian Government Bond 5 Year Note Index + 1.800% 2.727% (d)(e)		800	11,460
Canadian Government Bond 5 Year Note Index + 2.310% 3.471% (d)(e)		2,400	39,172
Canadian Government Bond 5 Year Note Index + 2.630% 4.437% (d)(e)		600	11,014
Charles Schwab Corp.:
4.45%		225,000	5,742,000
5.95%		3,000	76,110
Morgan Stanley:
6.875% (d)		50,000	1,367,000
Series I, 6.375% (d)		30,000	833,700
Series K, 5.85% (d)		250,000	7,105,000
Series O, 4.50%		240,000	5,942,400
Northern Trust Corp. Series E, 4.70%		65,000	1,707,550
Oaktree Capital Group LLC:
6.55%		80,300	2,127,950
Series A, 6.625%		45,197	1,180,546
State Street Corp.:
Series D, 5.90% (d)		5,000	133,750
Series G, 5.35% (d)		20,000	553,000
Stifel Financial Corp.:
5.20%		5,000	128,700
Series D, 4.50%		27,900	686,898
			31,173,919
Consumer Finance - 0.1%
Capital One Financial Corp.:
4.25%		40,000	979,200
5.00%		15,000	388,500
Series J, 5.00%		117,000	2,995,200
Series L, 4.375%		12,000	293,520
Synchrony Financial Series A, 5.625%		40,000	1,047,600
			5,704,020
Diversified Financial Services - 0.1%
Carlyle Finance LLC 4.625%		130,000	3,250,650
Equitable Holdings, Inc.:
4.30%		26,000	643,760
Series A 5.25%		52,500	1,366,575
			5,260,985
Insurance - 0.6%
Allstate Corp.:
5.10%		160,000	4,241,600
Series G, 5.625%		20,000	528,200
Series I, 4.75%		40,000	1,046,000
Athene Holding Ltd.:
Series A, 6.35% (d)		125,000	3,556,250
Series B, 5.625%		100,000	2,641,000
Series C, 6.375% (d)		162,500	4,501,250
Series D, 4.875%		250,000	6,320,000
Hartford Financial Services Group, Inc.:
7.875% (d)		10,500	271,425
Series G, 6.00%		32,500	861,575
MetLife, Inc.:
5.625%		30,000	780,900
Series F 4.75%		100,000	2,558,000
Power Financial Corp. BK CDA TREASURY BIL 3 MTH INDX + 1.600% 1.77% (d)(e)		21,900	289,726
Prudential Financial, Inc. 4.125%		25,000	644,250
RenaissanceRe Holdings Ltd. Series G, 4.20%		40,000	978,800
W.R. Berkley Corp.:
4.125%		75,000	1,923,750
4.25%		55,000	1,426,700
5.10%		125,000	3,293,750
5.70%		34,071	886,527
			36,749,703
Mortgage Real Estate Investment Trusts - 0.0%
KKR Real Estate Finance Trust, Inc. 6.50%		40,000	1,028,000
TPG RE Finance Trust, Inc. Series C, 6.25%		10,000	239,907
Two Harbors Investment Corp. Series C, 7.25% (d)		20,000	500,800
			1,768,707
Real Estate Management & Development - 0.0%
Brookfield Properties Corp.:
Canadian Government Bond 5 Year Note Index + 3.000% 4.161% (d)(e)		33,900	516,149
Canadian Government Bond 5 Year Note Index + 3.160% 5.383% (d)(e)		14,000	236,941
Series CC, Canadian Government Bond 5 Year Note Index + 5.180% 6.00% (d)(e)		9,500	196,329
Series EE, 5.10% (d)		10,500	196,282
Series R, Canadian Government Bond 5 Year Note Index + 3.480% 4.155% (d)(e)		20,900	324,433
			1,470,134
TOTAL FINANCIALS			266,586,247
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
Bombardier, Inc. Series 3, 3.983%		123,400	1,714,627
Commercial Services & Supplies - 0.0%
Pitney Bowes, Inc. 6.70%		12,300	303,318
Electrical Equipment - 0.2%
Babcock & Wilcox Enterprises, Inc.:
8.125%		303,300	7,910,064
Series A, 7.75%		138,000	3,531,420
			11,441,484
TOTAL INDUSTRIALS			13,459,429
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Pebblebrook Hotel Trust:
6.375%		20,000	504,200
Series H, 5.70%		4,000	99,376
Public Storage:
3.875%		25,000	611,250
3.95%		40,000	982,800
4.00%		150,000	3,690,000
4.00%		140,000	3,494,400
Series E, 4.90%		328,535	8,295,509
Series F, 5.15%		5,298	134,896
Series G, 5.05%		45,937	1,176,906
Series H, 5.60%		7,100	192,907
Series I, 4.875%		30,000	793,500
Series J, 4.70%		52,500	1,355,025
Series K, 4.75%		30,000	776,100
Series L, 4.625%		46,000	1,204,280
Series M, 4.125%		55,000	1,379,945
Summit Hotel Properties, Inc.:
Series E, 6.25%		18,400	462,226
Series F, 5.875%		12,400	305,784
Sunstone Hotel Investors, Inc.:
Series H, 6.125%		20,000	507,700
Series I, 5.70%		21,000	523,005
Vornado Realty Trust Series O, 4.45%		12,300	300,981
			26,790,790
Real Estate Management & Development - 0.0%
Brookfield Property Partners LP 5.75%		60,800	1,443,392
TOTAL REAL ESTATE			28,234,182
UTILITIES - 0.6%
Electric Utilities - 0.3%
Alabama Power Co. Series A, 5.00%		5,000	129,000
Brookfield Infrastructure Finance ULC 5.00%		25,000	627,500
Duke Energy Corp.:
5.625%		85,000	2,255,900
5.75%		11,800	315,060
Entergy Louisiana LLC 4.875%		5,000	126,400
Entergy New Orleans, Inc. 5.50%		7,217	182,301
Entergy, Inc.:
4.875%		8,000	201,600
Series A, 5.375%		10,000	261,600
Fortis, Inc. Series G, Canadian Government Bond 5 Year Note Index + 2.130% 3.883% (d)(e)		11,300	197,614
NextEra Energy Capital Holdings, Inc. 5.65%		7,500	201,750
Southern Co.:
4.20%		125,000	3,171,250
5.25%		186,487	4,854,257
Series A, 4.95%		150,000	3,973,515
			16,497,747
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP 5.25%		125,000	3,240,000
TransAlta Corp.:
Canadian Government Bond 5 Year Note Index + 3.800% 4.988% (d)(e)		10,800	200,368
Series E, Canadian Government Bond 5 Year Note Index + 3.650% 5.19% (d)(e)		11,300	205,664
			3,646,032
Multi-Utilities - 0.3%
Brookfield Infrastructure Partners LP:
5.125%		53,000	1,306,450
Class A 5.00%		59,100	1,479,994
CMS Energy Corp.:
5.625%		108,258	2,816,873
5.875%		44,330	1,188,119
5.875%		42,943	1,140,996
DTE Energy Co.:
4.375%		65,000	1,641,250
6.00%		33,699	841,801
Series E, 5.25%		75,000	1,931,250
Sempra Energy 5.75%		110,459	2,958,092
			15,304,825
TOTAL UTILITIES			35,448,604

TOTAL NONCONVERTIBLE PREFERRED STOCKS			367,204,732

TOTAL PREFERRED STOCKS
(Cost $490,285,668)			526,543,095

Equity Funds - 16.9%
Fidelity Real Estate Equity Central Fund (f)(h)
(Cost $763,112,522)		6,554,358	973,846,445
		Principal Amount(a)	Value

Preferred Securities - 9.3%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
DCP Midstream Partners LP 7.375% (d)(i)		2,000,000	2,048,108
Enbridge, Inc. 5.75% 7/15/80 (d)		500,000	564,138
Energy Transfer LP:
6.25% (d)(i)		2,270,000	2,061,937
6.75% (d)(i)		500,000	510,242
7.125% (d)		2,500,000	2,562,873
Summit Midstream Partners LP 9.5% (d)(i)		191,000	164,998
			7,912,296
FINANCIALS - 8.8%
Banks - 6.8%
Bank of America Corp.:
4.3% (d)(i)		2,500,000	2,553,007
5.125% (d)(i)		15,500,000	16,415,622
5.2% (d)(i)		24,000,000	25,044,000
5.875% (d)(i)		17,000,000	18,784,941
6.1% (d)(i)		12,120,000	13,212,474
6.25% (d)(i)		11,575,000	12,439,368
6.3% (d)(i)		2,000,000	2,273,941
6.5% (d)(i)		9,000,000	9,815,464
CIT Group, Inc. 5.8% (d)(i)		2,675,000	2,780,078
Citigroup, Inc.:
3.875% (d)(i)		8,000,000	7,930,951
4% (d)(i)		5,000,000	5,032,555
4.15% (d)(i)		3,000,000	2,964,902
5% (d)(i)		6,000,000	6,185,472
5.35% (d)(i)		5,000,000	5,024,324
5.9% (d)(i)		6,605,000	6,891,676
5.95% (d)(i)		11,750,000	12,526,439
6.25% (d)(i)		3,500,000	3,992,250
6.3% (d)(i)		6,000,000	6,279,208
Farm Credit Bank of Texas 5.7% (b)(d)		500,000	546,529
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.4509% (d)(e)(i)		10,000,000	9,958,473
3 month U.S. LIBOR + 3.800% 3.9316% (d)(e)(i)		8,585,000	8,637,166
3.65% (d)(i)		17,500,000	17,331,562
4% (d)(i)		9,000,000	8,972,580
4.6% (d)(i)		17,770,000	18,178,411
4.625% (d)(i)		500,000	498,166
5% (d)(i)		17,515,000	18,153,224
5.15% (d)(i)		11,765,000	12,036,396
6% (d)(i)		12,000,000	12,596,710
6.1% (d)(i)		16,000,000	17,103,561
6.125% (d)(i)		7,000,000	7,406,370
6.75% (d)(i)		12,500,000	13,699,270
M&T Bank Corp. 3.5% (d)(i)		1,500,000	1,462,426
PNC Financial Services Group, Inc.:
3 month U.S. LIBOR + 3.670% 3.8096% (d)(e)(i)		3,500,000	3,497,986
3.4% (d)(i)		2,000,000	1,943,562
4.85% (d)(i)		490,000	509,781
5% (d)(i)		1,730,000	1,862,463
Truist Financial Corp.:
4.8% (d)(i)		4,000,000	4,162,465
4.95% (d)(i)		2,000,000	2,196,500
5.05% (d)(i)		2,000,000	2,051,637
5.1% (d)(i)		6,000,000	6,763,923
U.S. Bancorp 5.3% (d)(i)		1,500,000	1,618,642
Wells Fargo & Co.:
3.9% (d)(i)		25,500,000	25,863,375
5.875% (d)(i)		13,500,000	15,047,474
5.9% (d)(i)		20,500,000	21,919,998
			394,165,322
Capital Markets - 1.4%
Bank of New York Mellon Corp.:
3 month U.S. LIBOR + 3.420% 3.542% (d)(e)(i)		2,250,000	2,269,314
3.7% (d)(i)		2,250,000	2,280,192
3.75% (d)(i)		6,000,000	5,888,125
4.625% (d)(i)		2,000,000	2,110,898
4.7% (d)(i)		1,000,000	1,062,378
Charles Schwab Corp.:
4% (d)(i)		13,500,000	13,584,375
4% (d)(i)		16,000,000	16,000,000
4.625% (d)(i)		250,000	253,844
5.375% (d)(i)		12,000,000	13,140,450
7% (d)(i)		1,000,000	1,026,524
Goldman Sachs Capital II 3 month U.S. LIBOR + 0.760% 4% (d)(e)(i)		4,694,000	4,624,112
Goldman Sachs Group, Inc.:
3.65% (d)(i)		1,000,000	973,051
3.8% (d)(i)		3,000,000	2,929,213
4.125% (d)(i)		4,000,000	3,968,968
Morgan Stanley:
5.3% (d)(i)		1,000,000	1,041,273
5.875% (d)(i)		1,000,000	1,140,135
Northern Trust Corp. 4.6% (d)(i)		4,285,000	4,678,869
State Street Corp. 3 month U.S. LIBOR + 3.590% 3.713% (d)(e)(i)		583,000	590,488
			77,562,209
Consumer Finance - 0.5%
Ally Financial, Inc.:
4.7% (d)(i)		19,000,000	19,632,576
4.7% (d)(i)		6,000,000	6,042,261
American Express Co. 3.55% (d)(i)		1,000,000	999,333
Capital One Financial Corp. 3.95% (d)(i)		3,000,000	2,973,375
			29,647,545
Diversified Financial Services - 0.0%
Equitable Holdings, Inc. 4.95% (d)(i)		750,000	799,467
Insurance - 0.1%
Allianz SE 3.2% (b)(d)(i)		3,000,000	2,828,374
MetLife, Inc. 3.85% (d)(i)		300,000	306,207
			3,134,581

TOTAL FINANCIALS			505,309,124

INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
General Electric Co. 3.446% (d)(e)(i)		3,630,000	3,578,347
Trading Companies & Distributors - 0.0%
Air Lease Corp. 4.65% (d)(i)		1,000,000	1,057,277

TOTAL INDUSTRIALS			4,635,624

UTILITIES - 0.3%
Electric Utilities - 0.2%
Duke Energy Corp. 4.875% (d)(i)		1,000,000	1,050,235
Edison International:
5% (d)(i)		4,000,000	3,998,076
5.375% (d)(i)		3,500,000	3,640,641
			8,688,952
Multi-Utilities - 0.1%
Dominion Energy, Inc. 4.65% (d)(i)		250,000	266,618
Sempra Energy 4.875% (d)(i)		6,000,000	6,382,775
			6,649,393

TOTAL UTILITIES			15,338,345

TOTAL PREFERRED SECURITIES
(Cost $525,215,138)			533,195,389
		Shares	Value

Money Market Funds - 4.9%
Fidelity Cash Central Fund 0.06% (j)		281,472,328	281,528,623
Fidelity Securities Lending Cash Central Fund 0.07% (j)(k)		3,246,550	3,246,875
TOTAL MONEY MARKET FUNDS
(Cost $284,773,970)			284,775,498
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,639,863,784)			5,758,177,327
NET OTHER ASSETS (LIABILITIES) - 0.0%			1,554,517
NET ASSETS - 100%			$5,759,731,844

Currency Abbreviations

CAD – Canadian dollar

GBP – British pound

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $208,280,122 or 3.6% of net assets.

 (c) Level 3 security

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing

 (g) Security or a portion of the security is on loan at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$73,781,336	$2,191,527,376	$1,983,779,867	$167,315	$(222)	$--	$281,528,623	0.5%
Fidelity Real Estate Equity Central Fund	659,096,925	180,331,384	105,813,530	14,830,702	15,146,220	225,085,446	973,846,445	53.7%
Fidelity Securities Lending Cash Central Fund 0.07%	11,591,895	167,730,240	176,075,260	168,870	--	--	3,246,875	0.0%
Total	$744,470,156	$2,539,589,000	$2,265,668,657	$15,166,887	$15,145,998	$225,085,446	$1,258,621,943

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$246,432,838	$233,031,141	$13,401,697	$--
Consumer Discretionary	193,323,104	187,112,362	6,210,742	--
Consumer Staples	452,944,398	413,570,739	39,373,659	--
Energy	181,066,487	181,066,487	--	--
Financials	662,507,568	624,691,896	37,815,672	--
Health Care	605,860,688	542,575,441	63,231,122	54,125
Industrials	321,151,161	292,380,117	28,771,044	--
Information Technology	343,630,366	325,170,419	18,459,947	--
Materials	86,050,951	79,966,717	6,084,234	--
Real Estate	60,183,684	60,183,684	--	--
Utilities	268,307,745	225,467,393	42,840,352	--
Corporate Bonds	544,901,005	--	543,162,150	1,738,855
Equity Funds	973,846,445	973,846,445	--	--
Preferred Securities	533,195,389	--	533,195,389	--
Money Market Funds	284,775,498	284,775,498	--	--
Total Investments in Securities:	$5,758,177,327	$4,423,838,339	$1,332,546,008	$1,792,980

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	0.0%
AAA,AA,A	0.1%
BBB	7.9%
BB	3.2%
B	0.4%
CCC,CC,C	0.1%
Not Rated	7.1%
Equities	76.2%
Short-Term Investments and Net Other Assets	5.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2021
Assets
Investment in securities, at value (including securities loaned of $2,969,078) — See accompanying schedule: Unaffiliated issuers (cost $3,591,977,292)	$4,499,555,384
Fidelity Central Funds (cost $1,047,886,492)	1,258,621,943
Total Investment in Securities (cost $4,639,863,784)		$5,758,177,327
Receivable for investments sold		3,705,144
Receivable for fund shares sold		7,065,485
Dividends receivable		8,921,447
Interest receivable		1,313,060
Distributions receivable from Fidelity Central Funds		15,244
Prepaid expenses		6,601
Other receivables		14,230
Total assets		5,779,218,538
Liabilities
Payable to custodian bank	$966,273
Payable for investments purchased	6,879,336
Payable for fund shares redeemed	4,440,191
Accrued management fee	2,598,246
Distribution and service plan fees payable	524,766
Other affiliated payables	761,808
Other payables and accrued expenses	69,199
Collateral on securities loaned	3,246,875
Total liabilities		19,486,694
Net Assets		$5,759,731,844
Net Assets consist of:
Paid in capital		$4,280,933,124
Total accumulated earnings (loss)		1,478,798,720
Net Assets		$5,759,731,844
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($867,689,950 ÷ 48,538,204 shares)(a)		$17.88
Maximum offering price per share (100/94.25 of $17.88)		$18.97
Class M:
Net Asset Value and redemption price per share ($316,441,630 ÷ 17,714,779 shares)(a)		$17.86
Maximum offering price per share (100/96.50 of $17.86)		$18.51
Class C:
Net Asset Value and offering price per share ($233,430,573 ÷ 13,116,234 shares)(a)		$17.80
Strategic Dividend and Income:
Net Asset Value, offering price and redemption price per share ($3,514,905,722 ÷ 195,051,541 shares)		$18.02
Class I:
Net Asset Value, offering price and redemption price per share ($647,384,287 ÷ 36,045,552 shares)		$17.96
Class Z:
Net Asset Value, offering price and redemption price per share ($179,879,682 ÷ 10,013,556 shares)		$17.96

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2021
Investment Income
Dividends		$110,092,277
Interest		7,055,538
Income from Fidelity Central Funds (including $168,870 from security lending)		15,166,887
Total income		132,314,702
Expenses
Management fee	$28,659,711
Transfer agent fees	7,737,792
Distribution and service plan fees	6,172,196
Accounting fees	1,099,655
Custodian fees and expenses	41,418
Independent trustees' fees and expenses	15,935
Registration fees	205,912
Audit	75,337
Legal	10,843
Miscellaneous	22,715
Total expenses before reductions	44,041,514
Expense reductions	(87,724)
Total expenses after reductions		43,953,790
Net investment income (loss)		88,360,912
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	372,138,120
Fidelity Central Funds	15,145,998
Foreign currency transactions	8,935
Total net realized gain (loss)		387,293,053
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	109,779,916
Fidelity Central Funds	225,085,446
Assets and liabilities in foreign currencies	(12,993)
Total change in net unrealized appreciation (depreciation)		334,852,369
Net gain (loss)		722,145,422
Net increase (decrease) in net assets resulting from operations		$810,506,334

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2021	Year ended November 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$88,360,912	$106,902,986
Net realized gain (loss)	387,293,053	156,741,174
Change in net unrealized appreciation (depreciation)	334,852,369	58,126,489
Net increase (decrease) in net assets resulting from operations	810,506,334	321,770,649
Distributions to shareholders	(263,479,517)	(320,764,609)
Share transactions - net increase (decrease)	564,028,562	(421,357,546)
Total increase (decrease) in net assets	1,111,055,379	(420,351,506)
Net Assets
Beginning of period	4,648,676,465	5,069,027,971
End of period	$5,759,731,844	$4,648,676,465

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Strategic Dividend & Income Fund Class A

Years ended November 30,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.11	$15.77	$15.18	$15.92	$14.63
Income from Investment Operations
Net investment income (loss)A	.25	.33	.34	.40	.37
Net realized and unrealized gain (loss)	2.39	1.01	1.23	(.02)	1.61
Total from investment operations	2.64	1.34	1.57	.38	1.98
Distributions from net investment income	(.38)	(.30)	(.33)	(.38)B	(.38)B
Distributions from net realized gain	(.49)	(.70)	(.65)	(.73)B	(.31)B
Total distributions	(.87)	(1.00)	(.98)	(1.12)C	(.69)
Net asset value, end of period	$17.88	$16.11	$15.77	$15.18	$15.92
Total ReturnD,E	16.99%	9.04%	11.44%	2.50%	13.96%
Ratios to Average Net AssetsF,G
Expenses before reductions	.97%	.99%	1.00%	1.00%	1.01%
Expenses net of fee waivers, if any	.97%	.99%	1.00%	1.00%	1.01%
Expenses net of all reductions	.97%	.99%	1.00%	1.00%	1.01%
Net investment income (loss)	1.45%	2.20%	2.28%	2.62%	2.41%
Supplemental Data
Net assets, end of period (000 omitted)	$867,690	$666,152	$661,327	$559,334	$619,704
Portfolio turnover rateH	37%	55%	58%	49%	64%

 A Calculated based on average shares outstanding during the period.

 B The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund Class M

Years ended November 30,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.10	$15.76	$15.17	$15.90	$14.62
Income from Investment Operations
Net investment income (loss)A	.21	.29	.30	.36	.33
Net realized and unrealized gain (loss)	2.38	1.01	1.23	(.01)	1.61
Total from investment operations	2.59	1.30	1.53	.35	1.94
Distributions from net investment income	(.34)	(.26)	(.29)	(.35)B	(.34)B
Distributions from net realized gain	(.49)	(.70)	(.65)	(.73)B	(.31)B
Total distributions	(.83)	(.96)	(.94)	(1.08)	(.66)C
Net asset value, end of period	$17.86	$16.10	$15.76	$15.17	$15.90
Total ReturnD,E	16.65%	8.77%	11.16%	2.31%	13.64%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.22%	1.24%	1.25%	1.25%	1.26%
Expenses net of fee waivers, if any	1.22%	1.24%	1.25%	1.25%	1.26%
Expenses net of all reductions	1.22%	1.23%	1.25%	1.25%	1.26%
Net investment income (loss)	1.21%	1.96%	2.04%	2.37%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$316,442	$275,209	$275,564	$247,182	$263,012
Portfolio turnover rateH	37%	55%	58%	49%	64%

 A Calculated based on average shares outstanding during the period.

 B The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund Class C

Years ended November 30,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.03	$15.69	$15.10	$15.83	$14.56
Income from Investment Operations
Net investment income (loss)A	.12	.21	.23	.28	.25
Net realized and unrealized gain (loss)	2.38	1.01	1.22	(.01)	1.60
Total from investment operations	2.50	1.22	1.45	.27	1.85
Distributions from net investment income	(.24)	(.19)	(.21)	(.26)B	(.27)B
Distributions from net realized gain	(.49)	(.70)	(.65)	(.73)B	(.31)B
Total distributions	(.73)	(.88)C	(.86)	(1.00)C	(.58)
Net asset value, end of period	$17.80	$16.03	$15.69	$15.10	$15.83
Total ReturnD,E	16.12%	8.22%	10.61%	1.76%	13.05%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.73%	1.75%	1.75%	1.76%	1.76%
Expenses net of fee waivers, if any	1.73%	1.74%	1.75%	1.76%	1.76%
Expenses net of all reductions	1.73%	1.74%	1.75%	1.75%	1.76%
Net investment income (loss)	.70%	1.45%	1.53%	1.86%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$233,431	$278,672	$316,896	$349,003	$422,221
Portfolio turnover rateH	37%	55%	58%	49%	64%

 A Calculated based on average shares outstanding during the period.

 B The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund

Years ended November 30,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.23	$15.88	$15.27	$16.01	$14.72
Income from Investment Operations
Net investment income (loss)A	.31	.37	.39	.44	.41
Net realized and unrealized gain (loss)	2.40	1.02	1.24	(.02)	1.62
Total from investment operations	2.71	1.39	1.63	.42	2.03
Distributions from net investment income	(.43)	(.34)	(.37)	(.43)B	(.42)B
Distributions from net realized gain	(.49)	(.70)	(.65)	(.73)B	(.31)B
Total distributions	(.92)	(1.04)	(1.02)	(1.16)	(.74)C
Net asset value, end of period	$18.02	$16.23	$15.88	$15.27	$16.01
Total ReturnD	17.30%	9.35%	11.81%	2.78%	14.21%
Ratios to Average Net AssetsE,F
Expenses before reductions	.68%	.70%	.71%	.71%	.73%
Expenses net of fee waivers, if any	.68%	.70%	.71%	.71%	.73%
Expenses net of all reductions	.68%	.70%	.71%	.71%	.73%
Net investment income (loss)	1.74%	2.49%	2.57%	2.91%	2.69%
Supplemental Data
Net assets, end of period (000 omitted)	$3,514,906	$2,751,272	$3,142,639	$2,903,986	$3,294,527
Portfolio turnover rateG	37%	55%	58%	49%	64%

 A Calculated based on average shares outstanding during the period.

 B The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund Class I

Years ended November 30,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.18	$15.84	$15.23	$15.97	$14.69
Income from Investment Operations
Net investment income (loss)A	.30	.36	.38	.44	.41
Net realized and unrealized gain (loss)	2.39	1.02	1.24	(.02)	1.61
Total from investment operations	2.69	1.38	1.62	.42	2.02
Distributions from net investment income	(.42)	(.34)	(.36)	(.42)B	(.42)B
Distributions from net realized gain	(.49)	(.70)	(.65)	(.73)B	(.31)B
Total distributions	(.91)	(1.04)	(1.01)	(1.16)C	(.74)C
Net asset value, end of period	$17.96	$16.18	$15.84	$15.23	$15.97
Total ReturnD	17.25%	9.28%	11.82%	2.76%	14.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	.72%	.73%	.74%	.74%	.75%
Expenses net of fee waivers, if any	.72%	.73%	.74%	.74%	.75%
Expenses net of all reductions	.72%	.73%	.74%	.74%	.75%
Net investment income (loss)	1.71%	2.46%	2.54%	2.88%	2.67%
Supplemental Data
Net assets, end of period (000 omitted)	$647,384	$537,336	$545,366	$510,226	$658,324
Portfolio turnover rateG	37%	55%	58%	49%	64%

 A Calculated based on average shares outstanding during the period.

 B The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Strategic Dividend & Income Fund Class Z

Years ended November 30,	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$16.18	$15.84	$15.24	$15.61
Income from Investment Operations
Net investment income (loss)B	.32	.38	.40	.09
Net realized and unrealized gain (loss)	2.39	1.01	1.23	(.33)
Total from investment operations	2.71	1.39	1.63	(.24)
Distributions from net investment income	(.45)	(.36)	(.38)	(.13)
Distributions from net realized gain	(.49)	(.70)	(.65)	–
Total distributions	(.93)C	(1.05)C	(1.03)	(.13)
Net asset value, end of period	$17.96	$16.18	$15.84	$15.24
Total ReturnD,E	17.40%	9.43%	11.90%	(1.57)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.59%	.61%	.61%	.64%H
Expenses net of fee waivers, if any	.59%	.61%	.61%	.64%H
Expenses net of all reductions	.59%	.60%	.61%	.64%H
Net investment income (loss)	1.83%	2.59%	2.67%	3.57%H
Supplemental Data
Net assets, end of period (000 omitted)	$179,880	$140,035	$127,236	$28,937
Portfolio turnover rateI	37%	55%	58%	49%

 A For the period October 2, 2018 (commencement of sale of shares) through November 30, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2021

1. Organization.

Fidelity Strategic Dividend & Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Strategic Dividend and Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective June 21, 2021, Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. Prior to June 21, 2021, Class C shares automatically converted to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Real Estate Equity Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks above-average income and long-term capital growth by investing primarily in equity securities of issuers in the real estate industry.	Restricted Securities	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of November 30, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, certain conversion ratio adjustments, equity-debt classifications, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,220,035,818
Gross unrealized depreciation	(103,020,349)
Net unrealized appreciation (depreciation)	$1,117,015,469
Tax Cost	$4,641,161,858

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$104,241,216
Undistributed long-term capital gain	$281,152,734
Net unrealized appreciation (depreciation) on securities and other investments	$1,093,841,354

The tax character of distributions paid was as follows:

	November 30, 2021	November 30, 2020
Ordinary Income	$123,172,867	$ 107,846,866
Long-term Capital Gains	140,306,650	212,917,743
Total	$263,479,517	$ 320,764,609

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Strategic Dividend & Income Fund	2,029,890,901	1,889,527,948

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,977,597	$63,582
Class M	.25%	.25%	1,534,870	489
Class C	.75%	.25%	2,659,729	221,027
			$6,172,196	$285,098

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$240,699
Class M	26,333
Class C(a)	6,452
$273,484

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$1,339,527.17
Class M	507,786.17
Class C	464,205.17
Strategic Dividend and Income	4,333,570.13
Class I	1,022,989.16
Class Z	69,715.04
	$7,737,792

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Strategic Dividend & Income Fund	.02

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Strategic Dividend & Income Fund	$29,454

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Strategic Dividend & Income Fund	51,684,340	60,085,378	5,668,531

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Strategic Dividend & Income Fund	$9,423

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Strategic Dividend & Income Fund	$17,572	$54,993	$–

8. Expense Reductions.

During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $87,724.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2021	Year ended November 30, 2020
Fidelity Strategic Dividend & Income Fund
Distributions to shareholders
Class A	$36,924,105	$41,826,596
Class M	14,220,423	16,756,451
Class C	12,339,310	17,597,996
Strategic Dividend and Income	160,701,519	200,410,291
Class I	30,899,061	35,572,377
Class Z	8,395,099	8,600,898
Total	$263,479,517	$320,764,609

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended November 30, 2021	Year ended November 30, 2020	Year ended November 30, 2021	Year ended November 30, 2020
Fidelity Strategic Dividend & Income Fund
Class A
Shares sold	12,094,516	6,813,112	$211,168,381	$100,566,474
Reinvestment of distributions	2,175,763	2,703,106	35,493,239	40,520,895
Shares redeemed	(7,077,296)	(10,098,293)	(122,413,647)	(146,186,573)
Net increase (decrease)	7,192,983	(582,075)	$124,247,973	$(5,099,204)
Class M
Shares sold	2,907,559	3,002,330	$50,354,886	$43,824,203
Reinvestment of distributions	869,852	1,106,704	14,122,294	16,618,337
Shares redeemed	(3,156,422)	(4,498,645)	(54,446,328)	(64,861,803)
Net increase (decrease)	620,989	(389,611)	$10,030,852	$(4,419,263)
Class C
Shares sold	1,911,204	1,659,146	$33,138,920	$24,286,677
Reinvestment of distributions	761,629	1,137,110	12,208,454	17,099,252
Shares redeemed	(6,938,071)	(5,607,159)	(120,230,092)	(80,909,821)
Net increase (decrease)	(4,265,238)	(2,810,903)	$(74,882,718)	$(39,523,892)
Strategic Dividend and Income
Shares sold	42,398,046	18,625,880	$737,672,154	$277,040,763
Reinvestment of distributions	8,716,987	11,888,738	143,602,730	179,363,157
Shares redeemed	(25,566,443)	(58,877,270)	(447,911,652)	(827,726,642)
Net increase (decrease)	25,548,590	(28,362,652)	$433,363,232	$(371,322,722)
Class I
Shares sold	8,676,062	8,511,316	$151,884,997	$126,239,484
Reinvestment of distributions	1,754,934	2,198,547	28,772,710	33,031,247
Shares redeemed	(7,596,025)	(11,934,179)	(132,845,815)	(171,910,656)
Net increase (decrease)	2,834,971	(1,224,316)	$47,811,892	$(12,639,925)
Class Z
Shares sold	3,184,821	3,352,866	$55,551,851	$49,483,753
Reinvestment of distributions	438,623	503,225	7,199,222	7,546,737
Shares redeemed	(2,262,859)	(3,234,686)	(39,293,742)	(45,383,030)
Net increase (decrease)	1,360,585	621,405	$23,457,331	$11,647,460

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Strategic Dividend & Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Strategic Dividend & Income Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the “Fund”) as of November 30, 2021, the related statement of operations for the year ended November 30, 2021, the statement of changes in net assets for each of the two years in the period ended November 30, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2021 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

January 14, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 286 funds. Mr. Chiel oversees 179 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to retirement, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career in 1983 as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Vadim Zlotnikov (1962)

Year of Election or Appointment: 2019

Vice President

Mr. Zlotnikov also serves as Vice President of other funds. Mr. Zlotnikov serves as President of FIAM (Fidelity Institutional Asset Management) and is an employee of Fidelity Investments (2018-present). Previously, Mr. Zlotnikov served as President and Chief Investment Officer of Global Asset Allocation (2018-2020). Prior to joining Fidelity Investments, Mr. Zlotnikov served as Co-Head of Multi-Asset Solutions, Chief Market Strategist, and CIO of Systematic Strategies with AllianceBernstein (investment adviser firm, 2002-2018).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2021 to November 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2021	Ending Account Value November 30, 2021	Expenses Paid During Period-B June 1, 2021 to November 30, 2021
Fidelity Strategic Dividend & Income Fund
Class A	.96%
Actual		$1,000.00	$1,019.80	$4.86
Hypothetical-C		$1,000.00	$1,020.26	$4.86
Class M	1.21%
Actual		$1,000.00	$1,017.90	$6.12
Hypothetical-C		$1,000.00	$1,019.00	$6.12
Class C	1.72%
Actual		$1,000.00	$1,016.10	$8.69
Hypothetical-C		$1,000.00	$1,016.44	$8.69
Strategic Dividend and Income	.68%
Actual		$1,000.00	$1,020.90	$3.44
Hypothetical-C		$1,000.00	$1,021.66	$3.45
Class I	.71%
Actual		$1,000.00	$1,020.80	$3.60
Hypothetical-C		$1,000.00	$1,021.51	$3.60
Class Z	.59%
Actual		$1,000.00	$1,020.90	$2.99
Hypothetical-C		$1,000.00	$1,022.11	$2.99

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Strategic Dividend & Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Strategic Dividend & Income Fund
Class A	12/29/21	12/28/21	$0.146	$1.101
Class M	12/29/21	12/28/21	$0.134	$1.101
Class C	12/29/21	12/28/21	$0.106	$1.101
Strategic Dividend & Income Fund	12/29/21	12/28/21	$0.161	$1.101
Class I	12/29/21	12/28/21	$0.159	$1.101
Class Z	12/29/21	12/28/21	$0.166	$1.101

The fund hereby designates as a capital gain dividend with respect to the taxable year ended November 30, 2021, $281,152,733, or, if subsequently determined to be different, the net capital gain of such year.

A total of 0.04% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $20,540,828 of distributions paid in the calendar year 2020 as qualifying to be taxed as section 163(j) interest dividends.

Class A designates 22%, 100%, 100%, and 100%; Class M designates 24%, 100%, 100%, and 100%; Class C designates 28%, 100%, 100%, and 100%; Strategic Dividend & Income Fund designates 21%, 100%, 100%, and 100%; Class I designates 21%, 100%, 100%, and 100%; and Class Z designates 20%, 100%, 100%, and 100%; of the dividend distributed in December, April, July, and October, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Class A, Class M, Class C, Strategic Dividend & Income Fund, Class I and Class Z designate 100% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Strategic Dividend & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2021 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and total expense ratio of a representative class (the retail class); (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds during the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing the holding period for the conversion of Class C shares to Class A shares; (vii) reducing management fees and total expenses for certain target date funds and classes and index funds; (viii) lowering expenses for certain existing funds and classes by implementing or lowering expense caps; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including their retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in January 2021.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also reviews and considers information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to appropriate peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; and fund cash flows and other factors. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods. The Independent Trustees recognize that shareholders who are not investing through a tax-advantaged retirement account also consider tax consequences in evaluating performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2020.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of the representative class (the retail class) of the fund, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. The fund's representative class is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure. The Board also considered a total expense ASPG comparison, which focuses on the total expenses of the representative class relative to a subset of non-Fidelity funds within the similar sales load structure group. The total expense ASPG is limited to 15 larger and 15 smaller classes of different funds, where possible. The total expense ASPG comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in expenses relating to these items.

The Board noted that the total expense ratio of the retail class ranked below the similar sales load structure group competitive median for 2020 and below the ASPG competitive median for 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that Fidelity agreed to impose a temporary fee waiver in the form of additional breakpoints to the current breakpoint schedule. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the continued waiver of money market fund fees; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

SDI-ANN-0122
1.802403.117

Item 2.

Code of Ethics

As of the end of the period, November 30, 2021, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Strategic Dividend & Income Fund (the “Fund”):

Services Billed by PwC

November 30, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Dividend & Income Fund	$49,800	$5,200	$16,400	$2,300

November 30, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Strategic Dividend & Income Fund	$52,900	$5,100	$15,800	$2,700

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2021A	November 30, 2020A
Audit-Related Fees	$8,522,600	$9,377,400
Tax Fees	$354,200	$30,000
All Other Fees	$-	$-

A Amounts may reflect rounding

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	November 30, 2021A	November 30, 2020A
PwC	$14,143,400	$14,565,900

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 20, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 20, 2022